Real Estate Loans Receivable (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of allowance for losses on loans receivable
Balance at beginning of year		$ 1,276,000	$ 5,183,000
Provision for loan losses	27,008,000	2,010,000	29,684,000
Charge-offs	27,008,000	3,286,000	33,591,000
Balance at end of year			1,276,000
Summary of loan impairments
Balance of impaired loans at end of year	4,230,000	6,244,000	9,691,000
Allowance for loan losses			1,276,000
Balance of impaired loans not reserved	4,230,000	6,244,000	8,415,000
Average impaired loans for the year	5,237,000	7,967,500	38,408,500
Interest recognized on impaired loans	44,000	0	103,000
Real Estate Loans Receivable (Textuals) [Abstract]
Provision for loan losses	27,008,000	2,010,000	29,684,000
Charge-offs	(27,008,000)	(3,286,000)	(33,591,000)
Amount of non-accrual loans receivable outstanding	4,230,000	6,244,000	9,691,000
Allowance for loan losses			$ 1,276,000